Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment, net consisted of the following:

	December 31,
	2015	2016
Buildings	$19,297,436	$18,098,589
Computers and office equipment	7,781,700	4,711,617
Leasehold improvements	—	—
Vehicles	461,609	445,391
Information Technology equipment	299,557	294,549
Machinery	330,447	210,551
	$28,170,749	$23,760,697
Less: accumulated depreciation and amortization	(11,555,449)	(9,875,618)

	$16,615,300	$13,885,079